Statement of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 9,293	$ 25,701	$ 32,815	$ 115,612
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	20,310	9,609	13,915	6,955
Share-based compensation expense	8,232
Loss on extinguishment of debt	6,933
Amortization of debt issue costs	354	501	690	121
Deferred income taxes	2	303	237	295
(Gain)/loss on derivative instruments, net	521	1,194	(424)	121
Net cash received (paid) for derivative settlements	356	(670)	(754)
(Gain)/loss on sale of equity securities		(823)	(823)	4,222
Bad debt expense	293		382
(Gain) on sale of oil and gas properties				(94,551)
Changes in operating assets and liabilities:
(Increase)/decrease in accounts receivable	(2,612)	(9,342)	(8,022)	(6,787)
(Increase)/decrease in other current assets	970	(4,845)	(6,116)	(44)
(Decrease)/increase in accounts payable and accrued liabilities	1,827	218	(484)	3,956
Increase in other long-term liabilities	46		28
Other operating				(499)
Net cash provided by operating activities	46,525	21,846	31,444	29,401
Cash flows from investing activities
Acquisitions of oil and gas properties	(181,484)	(164,051)	(195,603)	(101,437)
Additions to other fixed assets	(400)	(571)	(723)	(1,311)
Proceeds from sale of oil and gas properties, net	2,001	125	125	111,024
Proceeds from sale of equity securities		933	933	17,896
Changes in restricted cash	33	(933)	(474)
Net cash (used in) provided by investing activities	(179,850)	(164,497)	(195,742)	26,172
Cash flows from financing activities
Payments of short-term related party loan		(7,000)	(7,000)
Borrowings of short-term related party loan		7,000	7,000
Payments of short-term debt	(4,596)
Payments of long-term debt	(195,404)	(70,000)	(70,000)	(15,000)
Borrowings of long-term debt	70,000	193,000	218,000	27,000
Payment of debt extinguishment fees	(2,091)
Proceeds from issuance of Class A common stock sold in initial public offering, net of offering costs	277,075
Capital contributions		46,011	46,011	37,000
Dividends paid	(7,206)
Capital distributions				(131,544)
Distributions to holders of temporary equity	(9,379)
Loan closing costs	(1,211)	(4,614)	(4,614)	(103)
Net cash provided by (used in) financing activities	127,188	164,397	189,397	(82,647)
(Decrease) increase in cash and cash equivalents	(6,137)	21,746	25,099	(27,074)
Cash and cash equivalents, beginning of period	31,985	6,886	6,886	33,960
Cash and cash equivalents, end of period	25,848	28,632	31,985	6,886
Supplemental disclosure of non-cash activity:
Equity securities received				45,633
Equity securities distributed		(3,313)	3,313	(20,092)
Accrued capital expenditures	286	5	1,426	73
Capitalized share-based compensation expense	2,425
Vesting of A-M units				600
Temporary equity cumulative adjustment to fair value	93,546
Supplemental cash flow information:
Cash interest payments	5,657	2,888	$ 6,123	$ 458
Cash paid for taxes	$ 1,014	$ 84